Impairment of long-term assets (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment of non-current assets
Impairment reversal (loss)	$ 23	$ 867	$ (2,098)
Exploration and production
Impairment of non-current assets
Impairment reversal (loss)	(325)	(480)	(2,741)
Refining and petrochemicals
Impairment of non-current assets
Impairment reversal (loss)		1,265	1,482
Transport and logistics
Impairment of non-current assets
Impairment reversal (loss)	346	127	(630)
Electric power transmission and toll roads concessions
Impairment of non-current assets
Impairment reversal (loss)	2	(45)	(209)
Property, plant, and equipment | Financial statement segment
Impairment of non-current assets
Impairment reversal (loss)	255	1,262	206
Natural and environmental resources | Financial statement segment
Impairment of non-current assets
Impairment reversal (loss)	(271)	(333)	(2,154)
Investment in associates and joint ventures | Financial statement segment
Impairment of non-current assets
Impairment reversal (loss)		15	(8)
Right-of-use assets | Financial statement segment
Impairment of non-current assets
Impairment reversal (loss)	26	(27)	(26)
Other non-current assets | Financial statement segment
Impairment of non-current assets
Impairment reversal (loss)	$ 13	$ (50)	$ (116)